Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

February 29, 2024

Dates Covered
Collections Period	02/01/24 - 02/29/24
Interest Accrual Period	02/15/24 - 03/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/24	836,697,245.93	37,782
Yield Supplement Overcollateralization Amount 01/31/24	88,048,740.73	0
Receivables Balance 01/31/24	924,745,986.66	37,782
Principal Payments	30,366,041.25	654
Defaulted Receivables	1,123,316.76	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/24	83,855,082.62	0
Pool Balance at 02/29/24	809,401,546.03	37,088

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.77%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	8,232,989.94	328
Past Due 61-90 days	2,309,876.93	95
Past Due 91-120 days	828,920.39	32
Past Due 121+ days	0.00	0
Total	11,371,787.26	455

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	677,771.62
Aggregate Net Losses/(Gains) - February 2024	445,545.14
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.58%
Prior Net Losses/(Gains) Ratio	0.76%
Second Prior Net Losses/(Gains) Ratio	0.68%
Third Prior Net Losses/(Gains) Ratio	0.62%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	9,308,117.78
Actual Overcollateralization	9,308,117.78
Weighted Average Contract Rate	5.94%
Weighted Average Contract Rate, Yield Adjusted	10.99%
Weighted Average Remaining Term	53.33

Flow of Funds	$ Amount
Collections	35,600,049.03
Investment Earnings on Cash Accounts	16,090.32
Servicing Fee	(770,621.66)
Transfer to Collection Account	-
Available Funds	34,845,517.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,469,093.63
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,023,681.57
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,308,117.78
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,183,405.13

Total Distributions of Available Funds	34,845,517.69

Servicing Fee	770,621.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 02/15/24	827,075,227.60
Principal Paid	26,981,799.35
Note Balance @ 03/15/24	800,093,428.25

Class A-1
Note Balance @ 02/15/24	4,425,227.60
Principal Paid	4,425,227.60
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-2a
Note Balance @ 02/15/24	221,500,000.00
Principal Paid	13,305,674.15
Note Balance @ 03/15/24	208,194,325.85
Note Factor @ 03/15/24	93.9929236%

Class A-2b
Note Balance @ 02/15/24	154,000,000.00
Principal Paid	9,250,897.60
Note Balance @ 03/15/24	144,749,102.40
Note Factor @ 03/15/24	93.9929236%

Class A-3
Note Balance @ 02/15/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	316,300,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-4
Note Balance @ 02/15/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	84,000,000.00
Note Factor @ 03/15/24	100.0000000%

Class B
Note Balance @ 02/15/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	31,200,000.00
Note Factor @ 03/15/24	100.0000000%

Class C
Note Balance @ 02/15/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	15,650,000.00
Note Factor @ 03/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,680,313.21
Total Principal Paid	26,981,799.35
Total Paid	30,662,112.56

Class A-1
Coupon	5.60700%
Interest Paid	19,987.65
Principal Paid	4,425,227.60
Total Paid to A-1 Holders	4,445,215.25

Class A-2a
Coupon	5.57000%
Interest Paid	1,028,129.17
Principal Paid	13,305,674.15
Total Paid to A-2a Holders	14,333,803.32

Class A-2b
SOFR Rate	5.32471%
Coupon	5.73471%
Interest Paid	711,422.64
Principal Paid	9,250,897.60
Total Paid to A-2b Holders	9,962,320.24

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5430211
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.9752581
Total Distribution Amount	29.5182792

A-1 Interest Distribution Amount	0.0924926
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	20.4776844
Total A-1 Distribution Amount	20.5701770

A-2a Interest Distribution Amount	4.6416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	60.0707637
Total A-2a Distribution Amount	64.7124304

A-2b Interest Distribution Amount	4.6196275
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	60.0707636
Total A-2b Distribution Amount	64.6903911

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	75.00
Noteholders' Third Priority Principal Distributable Amount	580.02
Noteholders' Principal Distributable Amount	344.98

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/24	2,603,351.22
Investment Earnings	10,851.16
Investment Earnings Paid	(10,851.16)
Deposit/(Withdrawal)	-
Balance as of 03/15/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,602,293.72	5,708,864.57	6,429,732.95
Number of Extensions	183	180	194
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.60%	0.65%